RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Long-term loans from a major stockholder		$ 236	$ 239
Trade accounts payable	[1]	$ 433	$ 0

[1]	refer to marketing services provided by one of the Company’s stockholders.